Document and Entity Information	Mar. 20, 2023
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819989
Document Type	8-K
Document Period End Date	Mar. 20, 2023
Entity Registrant Name	CIPHER MINING INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39625
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	Floor 54
Entity Address, Address Line Three	Suite C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(332)
Local Phone Number	262-2300
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value Point Zero Zero One Per Share Member
Document Information [Line Items]
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of Eleven Point Five Zero Per Whole Share Member
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	CIFRW
Security Exchange Name	NASDAQ